FINANCE COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Borrowing costs [abstract]
Interest expense	$ 9.1	$ 8.1
Credit facility fees	4.8	4.9
Accretion expense - Gold prepayment	9.3	0.7
Accretion expense - Other	0.1	0.7
Finance costs	23.3	14.4
Interest paid	$ 31.4	$ 30.5